Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Aug. 27, 2021
Document Creation Date	dei_DocumentCreationDate	Jan. 18, 2022